UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
OPERATING ACTIVITIES
Net income	$ 28,221	$ 871,987
Net income from continuing operations	27,928	951,098
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	37,500	39,280
Impairment of long-lived assets	5,021	76,155
Net loss/(income) from equity method investments	1,279	(12,996)
Change in fair value of investment in listed equity securities	62,308	(346,497)
FINANCING ACTIVITIES
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the beginning of period	369	80,869
Cash and cash equivalents, restricted cash and short-term deposits within assets held for sale at the end of period	0	149
Net increase in cash and cash equivalents, restricted cash and short-term deposits within assets held for sale	369	80,720
Net (decrease)/increase in cash and cash equivalents, restricted cash, short-term deposits and cash within assets held for sale	(153,286)	291,083
Cash and cash equivalents, restricted cash and short-term deposits at the beginning of the period	1,012,881	337,922
Cash and cash equivalents, restricted cash and short-term deposits at the end of the period	859,595	629,005
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	727,133	498,056
Restricted cash and short-term deposits	58,712	19,025
Restricted cash	73,750	111,924
Cash, cash equivalents, restricted cash and restricted cash equivalents	859,595	629,005
Continuing operations
OPERATING ACTIVITIES
Net income from continuing operations	27,928	951,098
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	37,500	39,280
Amortization of deferred charges and debt guarantees, net	1,070	1,642
Impairment of long-lived assets	5,021	76,155
Net loss/(income) from equity method investments	1,279	(12,996)
Drydocking expenditure	(743)	0
Compensation cost related to employee stock awards	5,058	2,455
Net foreign exchange losses/(gains)	1,444	(1,536)
Change in fair value of investment in listed equity securities	62,308	(346,497)
Changes in assets and liabilities:
Trade accounts receivable	7,581	(20,951)
Other current and non-current assets	(194,432)	(36,839)
Amounts due from related parties	290	(3,568)
Trade accounts payable	5,039	3,329
Accrued expenses	8,559	(193)
Other current and non-current liabilities	(7,803)	(53,444)
Net cash provided by continuing operations	105,162	141,606
INVESTING ACTIVITIES
Additions to assets under development	(179,538)	(220,354)
Deposit paid for vessel	(15,500)	0
Loan advanced to related parties	(3,561)	0
Additions to vessels and equipment	(1,108)	0
Additions to equity method investments	(417)	(2,447)
Consideration received for long-lived assets held for sale	2,325	0
Dividends received from listed equity securities	9,824	4,908
Proceeds from sale of listed equity securities	45,552	252,960
Proceeds from subscription of equity interest in Gimi MS	51,106	26,903
Proceeds from sale of equity method investments	56,097	0
Net cash (used in)/provided by continuing investing activities	(35,220)	61,970
FINANCING ACTIVITIES
Net debt repayments	(102,813)	(534,294)
Reacquisition of common units in Hilli LLC	(100,047)	0
Cash dividends paid	(73,127)	(39,293)
Purchase of treasury shares	(32,734)	(20,358)
Financing costs paid	(10,152)	(8,960)
Net debt receipts	95,000	258,287
Proceeds from exercise of share options	0	161
Net cash used in continuing financing activities	(223,873)	(344,457)
Discontinued operations
OPERATING ACTIVITIES
Add: Net (income)/loss from discontinued operations	(293)	79,111
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	20	8,747
Amortization of deferred charges and debt guarantees, net	0	3,932
Compensation cost related to employee stock awards	3	239
Net foreign exchange losses/(gains)	17	574
Changes in assets and liabilities:
Trade accounts receivable	0	437
Other current and non-current assets	300	(5,481)
Amounts due from related parties	0	(804)
Trade accounts payable	(2)	(7,289)
Accrued expenses	(165)	(4,958)
Other current and non-current liabilities	(163)	(22,176)
Net income/(loss) from discontinued operations	293	(79,111)
Deconsolidation of lessor VIEs	0	(59,085)
(Gain)/loss on disposal and impairment of long-lived assets	(27)	105,201
Net cash provided by/(used in) discontinued operations	276	(59,774)
INVESTING ACTIVITIES
Net proceeds from disposals of long-lived assets	0	569,298
Net cash provided by discontinued investing activities	0	569,298
FINANCING ACTIVITIES
Net debt repayments	0	(158,000)
Financing costs paid	0	(280)
Net cash used in discontinued financing activities	0	(158,280)
Interest rate swap | Continuing operations
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Change in fair value of derivative instruments (interest rate swaps)	(3,306)	(74,915)
Oil and gas derivative | Continuing operations
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Change in fair value of derivative instruments (interest rate swaps)	$ 148,369	$ (381,414)